Notes Payable - Schedule of Notes Payable Activity (Details) - USD ($)		3 Months Ended			6 Months Ended				12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Outstanding beginning					$ 4,149,553		$ 3,661,850		$ 3,661,850		$ 2,156,601
Issuances					6,475,152				6,485,286		2,821,233
Indebtedness satisfied via settlement
Exchanges to equity					(1,195,571)				(3,200,892)		(351,250)
Conversion to equity									(105,000)		(495,197)
Repayments					2,014,145				(863,302)		(330,176)
Recognition of debt discount					(3,565,622)				(4,077,234)		(964,911)
Accretion of interest expense					235,122		333,425		624,041		206,284
Amortization of debt discount		$ 991,261		$ 1,081,982	1,734,403		1,343,628		2,289,591		619,266
Extinguishment of notes payable									(725,788)
Outstanding ending		5,700,087			5,700,087				4,149,553		3,661,850
Less: current portion		(5,499,287)			(5,499,287)				(3,625,659)		(3,467,568)
Non-current portion		200,800			200,800				523,894	[1]	194,282	[1]
Convertible Notes [Member]
Outstanding beginning					4,309,415	[2]	2,029,870	[2]	2,029,870	[2]	390,000
Issuances					6,000,152	[3]			6,357,286	[4]	1,612,333
Indebtedness satisfied via settlement	[5]										637,250
Exchanges to equity					(1,550,471)				(2,739,926)		(50,000)
Conversion to equity									(105,000)		(495,197)
Repayments					(2,186,629)				(833,302)		(69,176)
Recognition of debt discount
Accretion of interest expense									7,782		4,660
Amortization of debt discount
Extinguishment of notes payable	[4]								(407,295)
Outstanding ending		6,572,467	[6],[7]		6,572,467	[6],[7]			4,309,415	[2]	2,029,870	[2]
Less: current portion									(3,710,024)		(1,834,332)
Non-current portion									599,391	[1]	195,538	[2]
Other Notes [Member]
Outstanding beginning					132,501		1,124,465		1,124,465		1,119,065
Issuances									128,000		1,033,900
Indebtedness satisfied via settlement											(637,250)
Exchanges to equity									(1,047,247)		(203,750)
Conversion to equity
Repayments											(201,000)
Recognition of debt discount
Accretion of interest expense									245,776		13,500
Amortization of debt discount
Extinguishment of notes payable	[4]								(318,493)
Outstanding ending		7,500			7,500				132,501		1,124,465
Less: current portion									(132,501)		(1,124,465)
Non-current portion	[1]
Debt Discount [Member]
Outstanding beginning					(1,012,363)		(337,485)		(337,485)		(179,964)
Issuances
Indebtedness satisfied via settlement
Exchanges to equity					354,900				681,281
Conversion to equity
Repayments					187,484				61,001
Recognition of debt discount					(3,565,622)				(4,077,234)		(964,911)
Accretion of interest expense					235,122				370,483		188,124
Amortization of debt discount					1,734,403				2,289,591		619,266
Extinguishment of notes payable
Outstanding ending		(2,059,880)			(2,059,880)				(1,012,363)		(337,485)
Less: current portion									936,866		336,229
Non-current portion	[1]								(75,497)		(1,256)
Related Party Notes [Member]
Outstanding beginning					720,000		$ 845,000		845,000		827,500
Issuances					475,000						175,000
Indebtedness satisfied via settlement
Exchanges to equity									(95,000)		(97,500)
Conversion to equity
Repayments					(15,000)				(30,000)		(60,000)
Recognition of debt discount
Accretion of interest expense
Amortization of debt discount
Extinguishment of notes payable
Outstanding ending		$ 1,180,000	[7]		$ 1,180,000	[7]			720,000		845,000
Less: current portion									(720,000)		(845,000)
Non-current portion	[1]

[1]	As of December 31, 2018 and 2017, the Company reclassified principal in the aggregate amount of $523,894 and $194,282, respectively (net of debt discount of $75,497 and $1,256, respectively), and accrued interest in the aggregate amount of $18,137 and $9,591, respectively, to notes payable, non-current portion, net of debt discount and accrued interest, non-current portion, respectively, on the consolidated balance sheets related to outstanding notes payable that were converted into or exchanged for shares of common stock subsequent to December 31, 2018 and 2017, respectively. See Note 12 - Subsequent Events for additional details regarding notes payable.
[2]	As of December 31, 2018 and 2017, a portion of convertible notes with an aggregate principal balance of $2,374,415 and $1,777,788, respectively, was convertible into shares of common stock at the election of the holder any time immediately until the balance has been paid in full. As of December 31, 2018 and 2017, a portion of convertible notes with an aggregate principal balance of $0 and $252,082, respectively, was convertible into shares of common stock at the election of the Company near maturity. In the event the Company exercised that conversion right, the respective holder had the right to accelerate the conversion of up to $0 and $196,666 of principal into shares of common stock at December 31, 2018 and 2017, respectively, at the same conversion price. As of December 31, 2018, a portion of convertible notes with an aggregate principal balance of $1,935,000, which were not yet convertible, will become convertible into shares of the Company's common stock at the election of the respective holder subsequent to December 31, 2018.
[3]	During the six months ended June 30, 2019, a convertible note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain note payable in the same aggregate principal amount. See below within Note 5 ? Notes Payable ? Conversions, Exchanges and Other for additional details.
[4]	During the year ended December 31, 2018, convertible notes in the aggregate principal amount of $725,788 were issued concurrently with the extinguishment of certain notes payable in the same aggregate principal amount. See below within Note 7 - Notes Payable - Conversions, Exchanges and Other for additional details.
[5]	In connection with certain note extensions during the year ended December 31, 2017, the Company and a certain lender agreed to add embedded conversion options, permitting principal and the respective accrued interest to be convertible into shares of the Company's common stock at the election of the lender any time until the balance has been paid in full. See Note 7 - Notes Payable - Convertible Notes and Note 11 - Derivative Liabilities for additional details regarding the embedded conversion options.
[6]	As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $3,808,241 were convertible into shares of common stock at the election of the holder any time until the balance has been paid in full. As of June 30, 2019, a portion of convertible notes with an aggregate principal balance of $2,764,226, which are not currently convertible, will become convertible into shares of the Company's common stock at the election of the respective holder subsequent to June 30, 2019.
[7]	As of June 30, 2019, outstanding related party notes, convertible notes and other notes in the aggregate principal amounts of $0, $168,000 and $7,500, respectively, were considered past due.